Income Taxes - Summary of Reconciliation of Income Tax Expense Computed at Statutory Rates (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%			21.00%		21.00%
Income (loss) before income taxes	$ 6,944	$ (78,094)	$ (8,907)	$ (189,117)		$ (41,977)
Expected income tax expense (benefit)	1,458			(39,715)		(8,815)
Increase (decrease) income tax expense resulting from:
Foreign earnings subject to different tax rates	(98)			(1,025)		703
Valuation allowance	739			22,549		712
Share-based compensation				14,668
Non-taxable earnings	(1,581)			1,789		7,317
Uncertain tax position				592	$ (391)	319
Non-deductible expenses	249			3,053		2,232
Tax law change				2,414
State taxes				(1,205)
Other				(295)
Income tax expense	$ 767	$ 987	$ (722)	$ 2,825		$ 2,468